Trade and other receivables (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
% of representation	100.00%	99.98%
Leases And Services [Member]
Statement [Line Items]
% of representation	98.56%	96.57%
Consumer Financing [Member]
Statement [Line Items]
% of representation	0.27%	1.09%
Sale Of Properties And Developments [Member]
Statement [Line Items]
% of representation	1.17%	2.32%
Non-Past Due [Member]
Statement [Line Items]
Leases and services	$ 11,901	$ 12,086
Consumer financing	41	189
Sale of properties and developments	1	274
Total other receivables	11,943	12,549
Past Due, Total [Member]
Statement [Line Items]
Leases and services	14,704	16,681
Consumer financing	41	189
Sale of properties and developments	174	403
Total other receivables	14,919	17,273
Impaired [Member]
Statement [Line Items]
Leases and services	1,194	1,840
Consumer financing	0	0
Sale of properties and developments	0	0
Total other receivables	1,194	1,840
Up to 3 Months [Member]
Statement [Line Items]
Leases and services	455	843
Consumer financing	0	0
Sale of properties and developments	0	86
Total other receivables	455	929
3 To 6 Months [Member]
Statement [Line Items]
Leases and services	123	513
Consumer financing	0	0
Sale of properties and developments	0	0
Total other receivables	123	513
Over 6 Months [Member]
Statement [Line Items]
Leases and services	1,031	1,399
Consumer financing	0	0
Sale of properties and developments	173	43
Total other receivables	$ 1,204	$ 1,442